FEDERAL INCOME TAX (Details Narrative) - Naturalshrimp Incorporated [Member] - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2014
Net operating loss carry forwards	$ 28,676,000		$ 282,000
Change in net deferred tax asset and valuation allowance	$ 2,243,000	$ 1,454,000